UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (91.9%)(a)
			Shares	Value

Banks (36.2%)

Australia & New Zealand Banking Group, Ltd. (Australia)			21,077	$442,182

Banco Macro SA ADR (Argentina)			861	59,573

Bank of Ireland (Ireland)(NON)			662,817	141,200

Citigroup, Inc.			11,955	674,142

Credicorp, Ltd. (Peru)			1,492	233,781

First Republic Bank			1,751	143,407

ING Groep NV GDR (Netherlands)			23,992	325,564

JPMorgan Chase & Co.			9,756	782,139

KeyCorp			23,800	411,978

Metro Bank PLC (United Kingdom)(NON)			5,240	213,909

Moneta Money Bank AS (Czech Republic)(NON)			51,996	169,892

Natixis SA (France)			39,049	196,667

PacWest Bancorp			4,100	210,125

Permanent TSB Group Holdings PLC (Ireland)(NON)			74,812	203,774

Sumitomo Mitsui Financial Group, Inc. (Japan)			6,000	220,585

Swedbank AB Class A (Sweden)			13,323	306,626

Wells Fargo & Co.			11,850	627,102

				5,362,646
Capital markets (13.2%)

AllianceBernstein Holding LP			14,900	336,740

Amundi SA (France)			3,196	157,000

BGP Holdings PLC (Malta)(F)			82,319	87

Charles Schwab Corp. (The)			8,900	344,074

E*Trade Financial Corp.(NON)			7,000	241,570

Invesco, Ltd.			8,400	263,004

KKR & Co. LP			28,900	442,170

Partners Group Holding AG (Switzerland)			337	163,391

				1,948,036
Consumer finance (2.4%)

Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)			2,113	5,420

Synchrony Financial			10,200	352,512

				357,932
Diversified financial services (2.7%)

Challenger, Ltd. (Australia)			33,639	264,554

Eurazeo SA (France)			2,502	135,769

				400,323
Equity real estate investment trusts (REITs) (5.3%)

Big Yellow Group PLC (United Kingdom)			13,559	112,776

Boston Properties, Inc.			1,500	185,820

Hibernia REIT PLC (Ireland)			92,163	114,089

Japan Hotel REIT Investment Corp (Japan)			282	196,208

Public Storage			856	179,161

				788,054
Hotels, restaurants, and leisure (1.5%)

Dalata Hotel Group PLC (Ireland)(NON)			49,467	230,891

				230,891
Household durables (1.0%)

Berkeley Group Holdings PLC (The) (United Kingdom)			4,603	142,657

				142,657
Insurance (21.4%)

Admiral Group PLC (United Kingdom)			4,839	115,097

AIA Group, Ltd. (Hong Kong)			58,000	353,690

American International Group, Inc.			9,600	607,966

Assured Guaranty, Ltd.			16,459	588,574

Chubb, Ltd.			2,720	348,160

Hartford Financial Services Group, Inc. (The)			6,200	292,144

Intact Financial Corp. (Canada)			3,620	251,969

Prudential PLC (United Kingdom)			20,136	389,052

St James's Place PLC (United Kingdom)			18,922	222,062

				3,168,714
IT Services (1.3%)

Visa, Inc. Class A			2,520	194,846

				194,846
Real estate management and development (4.5%)

Foxtons Group PLC (United Kingdom)			90,696	119,329

Kennedy-Wilson Holdings, Inc.			13,300	283,955

Mitsui Fudosan Co., Ltd. (Japan)			11,000	258,691

				661,975
Thrifts and mortgage finance (1.3%)

Radian Group, Inc.			13,300	193,648

				193,648
Transportation infrastructure (1.1%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			33,000	169,320

				169,320

Total common stocks (cost $11,751,691)				$13,619,042

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Housing Development Finance Corp., Ltd. (HDFC) 144A (India)	9/30/17	$0.00	7,847	$144,802

Total warrants (cost $138,486)				$144,802

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)			6	$15

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)			100	284

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)			145	664

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)			210	962

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)			109	539

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)			236	1,631

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)			1,785	4,579

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)			2,257	5,789

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)			5,674	14,540

Total convertible preferred stocks (cost $32,224)				$29,003

SHORT-TERM INVESTMENTS (6.4%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)			949,908	$949,908

Total short-term investments (cost $949,908)				$949,908

TOTAL INVESTMENTS

Total investments (cost $12,872,309)(b)				$14,742,755

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $4,822,677) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$135,570	$140,747	$(5,177)
	British Pound	Sell	12/21/16	265,905	255,067	(10,838)
	Canadian Dollar	Buy	1/18/17	195,227	198,267	(3,040)
	Danish Krone	Buy	12/21/16	33,708	35,539	(1,831)
	Euro	Buy	12/21/16	18,990	18,309	681
	Hong Kong Dollar	Buy	2/16/17	31,941	31,948	(7)
	Singapore Dollar	Buy	2/16/17	188,308	194,520	(6,212)
Barclays Bank PLC
	Canadian Dollar	Buy	1/18/17	110,612	113,169	(2,557)
	Euro	Buy	12/21/16	216,956	228,799	(11,843)
	Euro	Sell	12/21/16	216,956	229,046	12,090
	Hong Kong Dollar	Buy	2/16/17	145,591	145,660	(69)
	Swiss Franc	Buy	12/21/16	69,732	74,121	(4,389)
Credit Suisse International
	British Pound	Buy	12/21/16	1,252	1,232	20
	British Pound	Sell	12/21/16	1,252	1,328	76
	Canadian Dollar	Buy	1/18/17	122,604	125,416	(2,812)
	Norwegian Krone	Buy	12/21/16	39,975	40,683	(708)
	Swedish Krona	Buy	12/21/16	211,770	221,538	(9,768)
	Swedish Krona	Sell	12/21/16	211,770	228,081	16,311
Goldman Sachs International
	Australian Dollar	Buy	1/18/17	48,976	50,155	(1,179)
HSBC Bank USA, National Association
	British Pound	Buy	12/21/16	144,971	142,630	2,341
	British Pound	Sell	12/21/16	144,971	154,737	9,766
	Canadian Dollar	Buy	1/18/17	165,134	168,945	(3,811)
	Euro	Buy	12/21/16	160,410	166,356	(5,946)
	Euro	Sell	12/21/16	160,410	169,152	8,742
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/21/16	141,967	139,663	2,304
	British Pound	Sell	12/21/16	141,967	150,626	8,659
	Canadian Dollar	Buy	1/18/17	66,218	67,786	(1,568)
	Swedish Krona	Buy	12/21/16	62,083	66,872	(4,789)
	Swedish Krona	Sell	12/21/16	62,083	64,932	2,849
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/17	30,020	31,124	(1,104)
	British Pound	Sell	12/21/16	19,905	26,855	6,950
	Canadian Dollar	Buy	1/18/17	118,805	120,191	(1,386)
	Euro	Buy	12/21/16	34,692	34,692	—
	Israeli Shekel	Buy	1/18/17	15,105	15,394	(289)
	Japanese Yen	Buy	2/16/17	280,556	301,586	(21,030)
	Swedish Krona	Sell	12/21/16	68,759	71,541	2,782
	Swiss Franc	Buy	12/21/16	114,349	119,109	(4,760)
UBS AG
	British Pound	Buy	12/21/16	85,881	84,488	1,393
	British Pound	Sell	12/21/16	85,881	91,238	5,357
	Canadian Dollar	Buy	1/18/17	48,714	49,835	(1,121)
	Euro	Buy	12/21/16	46,362	49,122	(2,760)
	Euro	Sell	12/21/16	46,362	48,073	1,711
	Swiss Franc	Buy	12/21/16	62,443	64,740	(2,297)
WestPac Banking Corp.
	Australian Dollar	Buy	1/18/17	62,400	62,084	316
	Canadian Dollar	Buy	1/18/17	26,666	27,281	(615)

Total						$(29,558)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,811,888.
(b)	The aggregate identified cost on a tax basis is $12,949,868, resulting in gross unrealized appreciation and depreciation of $2,526,943 and $734,056, respectively, or net unrealized appreciation of $1,792,887.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $34,423, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	275,150	2,000,735	1,325,977	578	—	949,908
	Totals	$275,150	$2,000,735	$1,325,977	$578	$—	$949,908
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $52,352 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.9%
	United Kingdom	8.9
	Japan	5.7
	Australia	4.8
	Ireland	4.7
	France	3.3
	Hong Kong	2.4
	Netherlands	2.2
	Sweden	2.1
	Canada	1.7
	Peru	1.6
	Czech Republic	1.2
	Switzerland	1.1
	India	1.0
	Other	0.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $53,507 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$373,548	$—
Financials	8,685,789	2,740,003	5,507
Industrials	169,320	—	—
Information technology	194,846	—	—
Real estate	1,103,835	346,194	—
Total common stocks	10,153,790	3,459,745	5,507
Convertible preferred stocks	—	—	29,003
Warrants	—	144,802	—
Short-term investments	949,908	—	—

Totals by level	$11,103,698	$3,604,547	$34,510

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(29,558)	$—

Totals by level	$—	$(29,558)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	82,348	111,906
Equity contracts	144,802	—

Total	$227,150	$111,906

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$22,600,000
Warrants (number of warrants)		32,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	681	12,090	16,407	—	20,849	13,812	9,732	8,461	316	82,348

	Total Assets	$681	$12,090	$16,407	$—	$20,849	$13,812	$9,732	$8,461	$316	$82,348

	Liabilities:
	Forward currency contracts#	27,105	18,858	13,288	1,179	9,757	6,357	28,569	6,178	615	111,906

	Total Liabilities	$27,105	$18,858	$13,288	$1,179	$9,757	$6,357	$28,569	$6,178	$615	$111,906

	Total Financial and Derivative Net Assets	$(26,424)	$(6,768)	$3,119	$(1,179)	$11,092	$7,455	$(18,837)	$2,283	$(299)	$(29,558)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(26,424)	$(6,768)	$3,119	$(1,179)	$11,092	$7,455	$(18,837)	$2,283	$(299)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017